UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	855-09151
Eaton Vance Pennsylvania Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street Boston, Massachusetts 02109
(Name and Address of Agent for Services)

Registrant's telephone number, including area code:	(617) 482-8260

Date of Fiscal Year End	November 30

Date of Reporting Period	August 31, 2004

Item 1. Schedule of Investments

Pennsylvania Municipal Income Trust	as of August 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.3%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 3.8%
470	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	508,610
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	506,005
500	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 7.05%, 12/1/10	513,525
		$1,528,140

Education — 5.5%
1,500	Pennsylvania HEFA, (Drexel University), 6.00%, 5/1/29	1,591,065
600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	596,496
		$2,187,561

Electric Utilities — 1.5%
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	606,276
		$606,276

Health Care - Miscellaneous — 5.3%
600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	583,200
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,556,490
		$2,139,690

Hospital — 9.9%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	762,420
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,250,412
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	511,240
850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	897,260
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	531,560
		$3,952,892

Industrial Development Revenue — 8.8%
500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	494,775
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,052,160
1,000	Pennsylvania IDA, (Sun Co.), (AMT), 7.60%, 12/1/24	1,032,750
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	959,682
		$3,539,367

Insured-Education — 25.7%
1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,978,774
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,011,010
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,024,840
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,037,340
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29 (1)	2,027,620
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7/1/33 (2)(3)	634,974
1,500	University of Pittsburgh, (MBIA), 5.00%, 6/1/21	1,567,185
		$10,281,743

Insured-Electric Utilities — 4.1%
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (2)(3)	687,714
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7/1/29 (2)(3)	957,069
		$1,644,783

Insured-Escrowed/Prerefunded — 15.6%
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09 @ 102, 6.00%, 11/1/29	762,983
265	McKeesport Area School District, (FGIC), Escrowed to Maturity, 0.00%, 10/1/31	63,976

3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,136,518
1,125	Philadelphia School District, (FSA), Prerefunded to 2/1/12 @ 100, 5.50%, 2/1/31	1,288,845
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,008,640
		$6,260,962

Insured-Gas Utilities — 3.4%
1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 7/1/28 (4)	1,350,109
		$1,350,109

Insured-General Obligations — 12.0%
1,825	Hopewell School District, (FSA), 0.00%, 9/1/25	623,529
735	McKeesport Area School District, (FGIC), 0.00%, 10/1/31	176,371
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,029,700
580	Puerto Rico, (FSA), 5.125%, 7/1/30	599,674
1,000	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2)(3)	1,289,720
250	Southeast Delco Area School District, (MBIA), 0.00%, 2/1/24	93,852
		$4,812,846

Insured-Hospital — 15.3%
1,000	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	1,052,500
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	502,490
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,534,650
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,031,110
		$6,120,750

Insured-Special Tax Revenue — 4.1%
1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	1,022,550
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (2)(3)	634,246
		$1,656,796

Insured-Transportation — 7.7%
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,017,830
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,051,371
800	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 1/1/19 (2)(3)	1,003,128
		$3,072,329

Insured-Water and Sewer — 13.1%
500	Allegheny County Sanitation and Sewer Authority, (MBIA), 5.00%, 12/1/19	533,130
1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), 5.50%, 12/1/24	1,085,690
500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	552,875
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,014,330
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,054,400
		$5,240,425

Miscellaneous — 1.5%
600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	591,564
		$591,564

Nursing Home — 1.8%
375	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	369,038
335	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	334,340
		$703,378

Senior Living / Life Care — 8.5%
600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	620,238
490	Cliff House Trust (AMT), 6.625%, 6/1/27	395,107
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	495,365
400	Delaware IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25	416,428
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	518,140
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	967,014
		$3,412,292

Transportation — 5.7%
1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,215,144
280	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	291,099
500	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	500,995
250	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	255,403
		$2,262,641

Total Tax-Exempt Investments — 153.3% (identified cost $58,176,051)		$61,364,544

Other Assets, Less Liabilities — 2.9%		$1,169,274
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%		$(22,500,709)
Net Assets Applicable to Common Shares— 100.0%		$40,033,109

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at August 31, 2004, 65.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.2% to 23.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2004 the aggregate value of the securities is $5,206,851 or 13.0% of the net assets.

(4)	Security has been issued as an inverse floater bond.

A summary of financial instruments at August 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	60 U.S Treasury Bond	Short	$(6,635,839)	$(6,678,750)	$(42,911)
12/04	70 U.S Treasury Bond	Short	(7,742,359)	(7,791,875)	(49,516)
					$(92,427)

At August 31, 2004, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,128,224
Gross unrealized appreciation	$3,982,904
Gross unrealized depreciation	(746,584)
Net unrealized appreciation	$3,236,320

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	October 21, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	October 21, 2004